As filed with the Securities and Exchange Commission on March 19, 2013

1933 Act Registration No. 33-96132
1940 Act Registration No. 811-9086

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No	☐
Post-Effective Amendment No. 51	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 52	☒

TD ASSET MANAGEMENT USA FUNDS INC.
(Exact Name of Registrant as Specified in Charter)

31 West 52nd Street, New York, New York 10019
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:
(212) 827-7061

Kevin LeBlanc, President
TD Asset Management
USA Inc.
31 West 52nd Street
New York, NY 10019
(Name and Address of Agent for Service)

Copies of communications to:

Margery K. Neale, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, N.Y. 10019

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	On (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

If appropriate, check the following box:

☐	On (date) pursuant to paragraph (a) (2) of Rule 485.

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 19th day of March, 2013.

TD Asset Management USA Funds Inc.
Registrant

By:	/s/ Kevin LeBlanc Kevin LeBlanc President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed below by or on behalf of the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Kevin LeBlanc Kevin LeBlanc	President and Chief Executive Officer	March 19, 2013
/s/ Eric Kleinschmidt Eric Kleinschmidt	Treasurer and Chief Financial Officer	March 19, 2013
Barbara Palk*	Director	March 19, 2013
Donald J. Herrema*	Director	March 19, 2013
Peter B.M. Eby*	Director	March 19, 2013
James E. Kelly*	Director	March 19, 2013
Lawrence J. Toal*	Chairman of the Board and Director	March 19, 2013
*By /s/ Michele Teichner Michele Teichner Attorney-in-Fact pursuant to a power of attorney previously filed		March 19, 2013

Exhibit Index

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Schema Document
Ex-101.CAL	XBRL Calculation Linkbase
Ex-101.DEF	XBRL Definition Linkbase
Ex-101.LAB	XBRL Labels Linkbase
Ex-101.PRE	XBRL Presentation Linkbase

787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 19, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	TD Asset Management USA Funds Inc. Post-Effective Amendment No. 51 to the Registration Statement File Nos. 33-96132; 811-9086

Ladies and Gentlemen:

This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 46.

We have reviewed the Amendment, and we represent it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8813.

Very truly yours,

/s/ Diana N. Huffman

Diana N. Huffman

Enclosures

cc:	Michele Teichner, TD Asset Management USA Funds Inc. Elliot J. Gluck, Willkie Farr & Gallagher LLP

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